Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Our risk management program is designed to identify, assess, and mitigate risks across various aspects of the Company, including financial, operational, regulatory, reputational, and legal. Cybersecurity is a critical component of this program, given the increasing reliance on technology and potential of cyber threats. Our Director of Technology, is primarily responsible for this cybersecurity component and is a key member of Bank management, reporting directly to the Chief Operations Officer and, as discussed below, periodically to the Bank Board.

Cybersecurity Risk Management Processes Integrated [Text Block]

We leverage people, processes, and technology as part of our efforts to manage and maintain cybersecurity controls. We employ a variety of preventative and detective tools designed to monitor, block, and provide alerts regarding suspicious activity, as well as to report on suspected advanced persistent threats. We have established processes and systems designed to mitigate cyber risk, including regular and on-going education and training for employees, preparedness simulations and tabletop exercises, and recovery and resilience tests. We provide regular updates across the Company to highlight recent examples of risks as they are identified. We engage in regular assessments of our infrastructure, software systems, and network architecture, using internal cybersecurity experts and third-party specialists. We maintain a third-party risk management program designed to identify, assess, and manage risks, including cybersecurity risks, associated with external service providers and our supply chain. We actively monitor our email gateways for malicious phishing email campaigns and monitor remote connections.

We maintain an Incident Response Plan that provides a documented framework for responding to actual or potential cybersecurity incidents, including timely notification of and escalation to the appropriate management committees and Bank Board. The Incident Response Plan is coordinated through the Chief Operations Officer, and key members of management are embedded into the Plan by its design. The Incident Response Plan facilitates coordination across multiple parts of our organization and is evaluated at least annually.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our objective for managing cybersecurity risk is to avoid or minimize the impacts of external threat events or other efforts to penetrate, disrupt or misuse our systems or information. The structure of our cybersecurity program is designed around the U.S. Department of Commerce National Institute of Standards and Technology (“NIST”) Framework, regulatory guidance, and other industry standards. In addition, we leverage certain industry and government associations, third-party benchmarking, audits, and threat intelligence to facilitate and promote program effectiveness. Our Director of Technology,  Information Security Officer, Chief Operations Officer and key members of their teams collaborate with peer banks and industry groups to review cybersecurity trends and issues and identify best practices. The information security program is periodically reviewed by such personnel with the goal of addressing changing threats and conditions.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our Chief Operations Officer and Information Security Officer, along with their departments, are accountable for managing our enterprise information security and delivering our information security program. Their responsibilities include cybersecurity risk assessment, defense operations, incident response, vulnerability assessment, threat intelligence, identity access governance, third-party risk management, and business resilience. Certain individuals within their departments are generally subject to professional education and certification requirements. In particular, our Information Security Officer and Director of Technology have relevant expertise in the areas of information security and cybersecurity risk management.

The Bank’s Technology Steering Committee provides oversight and governance of the Bank’s technology program and the information security program. Members of this committee include executive management, our Information Security Officer and Director of Technology. This committee meets monthly to provide oversight of the risk management strategy, standards, policies, practices, controls, and mitigation and prevention efforts employed to manage security risks. The Chief Operations Officer regularly reports summaries of key issues that would include cybersecurity incidents or other related information from the Technology Steering Committee to the Bank Board.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

The Bank Board is ultimately responsible for overseeing our information security and technology programs, including management’s actions to identify, assess, mitigate, and remediate or prevent material cybersecurity issues and risks. Our Information Security Officer and Director of Technology provide reports to the Bank Board, at least annually, regarding the information security program and the technology program, key enterprise cybersecurity initiatives, and other matters relating to cybersecurity processes. The Bank Board reviews and approves our information security and technology policies annually.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true